LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Loss per share [Abstract]
Schedule of Loss Per Share
	Three Months ended March 31,
	2022	2021
Numerator:
Net loss	$(9,221)	$(14,794)
Denominator:
Weighted average number of common shares outstanding for basic EPS	111,202,690	97,517,298
Adjustment for stock options	-	-
Weighted average number of common shares outstanding for diluted EPS	111,202,690	97,517,298

Basic and diluted loss per share	$(0.08)	$(0.15)